Fair Value Measurements (Details) - Schedule of investments with continuous unrealized losses - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fair Value Measurements (Details) - Schedule of investments with continuous unrealized losses [Line Items]
Less than 12 months, Fair value	$ 6,823	$ 60,305
Less than 12 months, Unrealized losses	(14)	(130)
More than 12 months, Fair value		3,801
More than 12 months, Unrealized losses		(1)
Total, Fair value	6,823	64,106
Total, Unrealized Losses	(14)	(131)
Corporate Debentures [Member]
Fair Value Measurements (Details) - Schedule of investments with continuous unrealized losses [Line Items]
Less than 12 months, Fair value	3,821	57,753
Less than 12 months, Unrealized losses	(3)	(127)
More than 12 months, Fair value		3,801
More than 12 months, Unrealized losses		(1)
Total, Fair value	3,821	61,554
Total, Unrealized Losses	(3)	(128)
Government Debentures [Member]
Fair Value Measurements (Details) - Schedule of investments with continuous unrealized losses [Line Items]
Less than 12 months, Fair value	3,002	2,552
Less than 12 months, Unrealized losses	(11)	(3)
More than 12 months, Fair value
More than 12 months, Unrealized losses
Total, Fair value	3,002	2,552
Total, Unrealized Losses	$ (11)	$ (3)